Liabilities Collateralized by Pledges (Tables)	12 Months Ended
Mar. 31, 2013
Balance of Liabilities Collateralized by Pledges

Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2013	2012
Long-term debt (including current maturities) (1)	$7,552	$8,309

(1)	Includes mortgages secured by facilities in the U.S.A.